Share-based payments - Changes in Number of options Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares
Disclosure of Changes in Number of options Outstanding [Line Items]
Number of option,Beginning balance | shares	6,315	29,238	33,834
Number of option,Exercised during the year | shares	(1,336)	(14,732)	(1,152)
Number of option,Forfeited during the year | shares	(4,979)	(8,191)	(3,444)
Number of option, Ending balance | shares	0	6,315	29,238
Weighted average excerise, Beginning balance | € / shares	€ 89.07	€ 85.44	€ 93.12
Weighted average excerise,Exercised during the year | € / shares	87.00	88.00	90.10
Weighted average excerise, Forfeited during the year | € / shares	0	0	0
Weighted average excerise, Ending balance | € / shares	€ 0	€ 89.07	€ 85.44